Earnings per Share (Tables)	12 Months Ended
Jun. 30, 2025
Earnings per Share
Schedule of earnings per share

	Year Ended June 30,
(in € thousands, except share and per share data)	2023	2024	2025
Net income (loss) attributable to shareholders	(17,019)	(24,911)	569,959
Weighted average ordinary shares outstanding (basic) – in millions	86.6	86.8	96.8
Adjustments for calculation of diluted earnings per share:
Long-Term Incentive Plan (Restricted Share Units)	—	—	1.7
Long-Term Incentive Plan (Options)	—	—	1.9
Alignment Award (Options)	—	—	0.4
Weighted average ordinary shares outstanding (diluted) – in millions	86.6	86.8	100.9
Basic earnings per share	(0.20)	(0.29)	5.89
Diluted earnings per share	(0.20)	(0.29)	5.65

Summary of potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect

The following table provides a summary of potential ordinary shares that were excluded in fiscal years 2023, 2024 and 2025 due to their antidilutive effect for the diluted EPS (in millions):

	As of June 30,
(in millions)	2023	2024	2025
Long-Term Incentive Plan (Restricted Share Units)	0.9	2.5	0.6
Long-Term Incentive Plan (Options)	—	3.3	—
Alignment Award (Options)	6.2	6.1	3.3
Total	7.1	11.9	3.9